Cover	Jan. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2023
File Number	333-216465
Registrant Name	VITASPRING BIOMEDICAL CO. LTD.
Entity Central Index Key	0001697884
Tax Identification Number	37-1836726
Incorporation State Country Code	NV
Address Line1	400 Spectrum Center Dr. suite 1620
Address City	Irvine
Address State	CA
Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	202-9235
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
PreCommencement Issuer Tende Offer	false
Entity Emerging Growth Company	false